Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information about the relationships (i) between executive Compensation Actually Paid (“CAP”) to (x) our principal executive officer (“PEO”) and (y) all other named executive officers (“NEOs”) as a group on an average basis, on the one hand, and each of our (A) cumulative shareholder return, (B) net income or loss, and (C) company-selected financial performance measure for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, and (ii) between our cumulative shareholder return and cumulative shareholder return of our peer group for the same period.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ thousands) (7)	Adjusted Operating Margin (8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2025	8,138,605	10,361,718	2,579,301	3,333,502	264	48	1,528,229	37.8%
2024	6,386,641	6,478,560	2,037,953	2,128,135	178	32	1,292,044	37.3%
2023	7,725,497	19,876,806	2,966,334	4,910,325	174	52	830,777	32.1%
2022	7,207,833	32,511,818	2,074,445	7,778,798	151	71	(44,166)	(3.6)%
2021	6,542,454	3,129,120	1,967,842	1,312,273	88	75	468,693	17.8%
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(1)Represents the “Total” compensation for our PEO, Mr. Widmar, as set forth under “Executive Compensation – Summary Compensation Table.”

(2)CAP to our PEO and the average of all non-PEO NEOs is calculated in accordance with Item 402(v) of Regulation S-K (“Item 402(v)”). Such amounts do not reflect the actual amount of compensation earned by or paid to our PEO and other NEOs during the applicable year. In accordance with Item 402(v), the following adjustments were made to the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” in each year’s respective proxy statement to determine the CAP.

	Year	Reported Summary Compensation Table Total ($)	Reported Value of Stock Awards ($)	Stock Award Adjustments ($)(a)	Compensation Actually Paid ($)
PEO	2025	8,138,605	(5,500,032)	7,723,145	10,361,718
	2024	6,386,641	(5,000,053)	5,091,972	6,478,560
	2023	7,725,497	(5,000,089)	17,151,398	19,876,806
	2022	7,207,833	(4,549,997)	29,853,982	32,511,818
	2021	6,542,454	(4,699,945)	1,286,611	3,129,120

Average of non-PEO NEOs	2025	2,579,301	(1,500,069)	2,254,270	3,333,502
	2024	2,037,953	(1,387,482)	1,477,664	2,128,135
	2023	2,966,334	(2,000,079)	3,944,070	4,910,325
	2022	2,074,445	(999,985)	6,704,338	7,778,798
	2021	1,967,842	(1,118,754)	463,185	1,312,273

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(a)The stock award adjustments for each applicable year are further detailed in the table below. The fair value of such awards reflects changes to both the price per share of our common stock and the expected attainment of the underlying performance metrics associated with PU grants.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards ($)	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year ($)	Total Stock Award Adjustments ($)
PEO	2025	6,810,789	2,514,188	(1,601,832)	7,723,145
	2024	6,763,915	64,473	(1,736,416)	5,091,972
	2023	5,153,067	5,375,117	6,623,214	17,151,398
	2022	14,547,305	17,718,245	(2,411,568)	29,853,982
	2021	5,467,198	(2,117,060)	(2,063,527)	1,286,611

Average of non-PEO NEOs	2025	1,986,524	639,693	(371,947)	2,254,270
	2024	1,900,925	(26,714)	(396,547)	1,477,664
	2023	2,061,158	1,013,061	869,851	3,944,070
	2022	3,307,026	3,856,455	(459,143)	6,704,338
	2021	1,293,237	(414,754)	(415,298)	463,185

(3)For 2025, our non-PEO NEOs were Messrs. Bradley, Verma, Antoun, and Dymbort. For 2024, our non-PEO NEOs were Messrs. Bradley, Verma, Antoun, and Markus Gloeckler (our Chief Technology Officer). For 2023, our non-PEO NEOs were Messrs. Bradley, Dymbort, Verma, and Gloeckler. For 2022 and 2021, our non-PEO NEOs were Messrs. Bradley, Dymbort, Antoun, and Caroline Stockdale (our Chief People and Communications Officer).

(4)Represents the total average compensation for our non-PEO NEOs, derived from the “Total” column in the “Summary Compensation Table” in each year’s respective proxy statement.

(5)Represents the Total Shareholder Return (“TSR”) on our common stock assuming an investment of $100 on December 31, 2020.

(6)Represents the TSR for the Invesco Solar ETF, which is a peer issuer group of solar companies. For purposes of the table, an investment of $100 (with reinvestment of all dividends) is assumed to have been made in the Invesco Solar ETF on December 31, 2020.

(7)Represents our consolidated net income or loss, in thousands, as reported in our 2025 Annual Report for each of the years presented.

(8)Represents the company-selected financial performance measure used to link CAP to our PEO and non-PEO NEOs for the most recently completed year to company performance. Adjusted operating margin is calculated as (i) operating income or loss, adjusted to exclude production start-up expense, costs associated with the ramp of our manufacturing facilities, and certain other one-time items divided by (ii) net sales. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that adjusted operating margin is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed year, to Company performance.

Company Selected Measure Name	Adjusted operating margin (1)
Named Executive Officers, Footnote	For 2025, our non-PEO NEOs were Messrs. Bradley, Verma, Antoun, and Dymbort. For 2024, our non-PEO NEOs were Messrs. Bradley, Verma, Antoun, and Markus Gloeckler (our Chief Technology Officer). For 2023, our non-PEO NEOs were Messrs. Bradley, Dymbort, Verma, and Gloeckler. For 2022 and 2021, our non-PEO NEOs were Messrs. Bradley, Dymbort, Antoun, and Caroline Stockdale (our Chief People and Communications Officer).
Peer Group Issuers, Footnote	Represents the TSR for the Invesco Solar ETF, which is a peer issuer group of solar companies. For purposes of the table, an investment of $100 (with reinvestment of all dividends) is assumed to have been made in the Invesco Solar ETF on December 31, 2020.
PEO Total Compensation Amount	$ 8,138,605	$ 6,386,641	$ 7,725,497	$ 7,207,833	$ 6,542,454
PEO Actually Paid Compensation Amount	$ 10,361,718	6,478,560	19,876,806	32,511,818	3,129,120
Adjustment To PEO Compensation, Footnote	CAP to our PEO and the average of all non-PEO NEOs is calculated in accordance with Item 402(v) of Regulation S-K (“Item 402(v)”). Such amounts do not reflect the actual amount of compensation earned by or paid to our PEO and other NEOs during the applicable year. In accordance with Item 402(v), the following adjustments were made to the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” in each year’s respective proxy statement to determine the CAP.

	Year	Reported Summary Compensation Table Total ($)	Reported Value of Stock Awards ($)	Stock Award Adjustments ($)(a)	Compensation Actually Paid ($)
PEO	2025	8,138,605	(5,500,032)	7,723,145	10,361,718
	2024	6,386,641	(5,000,053)	5,091,972	6,478,560
	2023	7,725,497	(5,000,089)	17,151,398	19,876,806
	2022	7,207,833	(4,549,997)	29,853,982	32,511,818
	2021	6,542,454	(4,699,945)	1,286,611	3,129,120

Average of non-PEO NEOs	2025	2,579,301	(1,500,069)	2,254,270	3,333,502
	2024	2,037,953	(1,387,482)	1,477,664	2,128,135
	2023	2,966,334	(2,000,079)	3,944,070	4,910,325
	2022	2,074,445	(999,985)	6,704,338	7,778,798
	2021	1,967,842	(1,118,754)	463,185	1,312,273

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(a)The stock award adjustments for each applicable year are further detailed in the table below. The fair value of such awards reflects changes to both the price per share of our common stock and the expected attainment of the underlying performance metrics associated with PU grants.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards ($)	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year ($)	Total Stock Award Adjustments ($)
PEO	2025	6,810,789	2,514,188	(1,601,832)	7,723,145
	2024	6,763,915	64,473	(1,736,416)	5,091,972
	2023	5,153,067	5,375,117	6,623,214	17,151,398
	2022	14,547,305	17,718,245	(2,411,568)	29,853,982
	2021	5,467,198	(2,117,060)	(2,063,527)	1,286,611

Average of non-PEO NEOs	2025	1,986,524	639,693	(371,947)	2,254,270
	2024	1,900,925	(26,714)	(396,547)	1,477,664
	2023	2,061,158	1,013,061	869,851	3,944,070
	2022	3,307,026	3,856,455	(459,143)	6,704,338
	2021	1,293,237	(414,754)	(415,298)	463,185

Non-PEO NEO Average Total Compensation Amount	$ 2,579,301	2,037,953	2,966,334	2,074,445	1,967,842
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,333,502	2,128,135	4,910,325	7,778,798	1,312,273
Adjustment to Non-PEO NEO Compensation Footnote	CAP to our PEO and the average of all non-PEO NEOs is calculated in accordance with Item 402(v) of Regulation S-K (“Item 402(v)”). Such amounts do not reflect the actual amount of compensation earned by or paid to our PEO and other NEOs during the applicable year. In accordance with Item 402(v), the following adjustments were made to the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” in each year’s respective proxy statement to determine the CAP.

	Year	Reported Summary Compensation Table Total ($)	Reported Value of Stock Awards ($)	Stock Award Adjustments ($)(a)	Compensation Actually Paid ($)
PEO	2025	8,138,605	(5,500,032)	7,723,145	10,361,718
	2024	6,386,641	(5,000,053)	5,091,972	6,478,560
	2023	7,725,497	(5,000,089)	17,151,398	19,876,806
	2022	7,207,833	(4,549,997)	29,853,982	32,511,818
	2021	6,542,454	(4,699,945)	1,286,611	3,129,120

Average of non-PEO NEOs	2025	2,579,301	(1,500,069)	2,254,270	3,333,502
	2024	2,037,953	(1,387,482)	1,477,664	2,128,135
	2023	2,966,334	(2,000,079)	3,944,070	4,910,325
	2022	2,074,445	(999,985)	6,704,338	7,778,798
	2021	1,967,842	(1,118,754)	463,185	1,312,273

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(a)The stock award adjustments for each applicable year are further detailed in the table below. The fair value of such awards reflects changes to both the price per share of our common stock and the expected attainment of the underlying performance metrics associated with PU grants.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards ($)	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year ($)	Total Stock Award Adjustments ($)
PEO	2025	6,810,789	2,514,188	(1,601,832)	7,723,145
	2024	6,763,915	64,473	(1,736,416)	5,091,972
	2023	5,153,067	5,375,117	6,623,214	17,151,398
	2022	14,547,305	17,718,245	(2,411,568)	29,853,982
	2021	5,467,198	(2,117,060)	(2,063,527)	1,286,611

Average of non-PEO NEOs	2025	1,986,524	639,693	(371,947)	2,254,270
	2024	1,900,925	(26,714)	(396,547)	1,477,664
	2023	2,061,158	1,013,061	869,851	3,944,070
	2022	3,307,026	3,856,455	(459,143)	6,704,338
	2021	1,293,237	(414,754)	(415,298)	463,185

Compensation Actually Paid vs. Total Shareholder Return
Exhibit #1: Relationship between CAP and TSR. The following graph shows the relationship of CAP to our PEO and the average CAP to our non-PEO NEOs to our cumulative TSR for the years ended December 31, 2025, 2024, 2023, 2022, and 2021:

As discussed in “Compensation Discussion and Analysis – Our Business Strategy, Key 2025 Compensation Decisions and Compensation Best Practices,” we seek to align the interests of our executives with those of our stakeholders by routinely reviewing the share ownership requirements for our executive officers. Under these guidelines, our PEO’s share ownership requirement is six times base salary and the share ownership requirement of all other executives is three times base salary. Accordingly, the CAP to our PEO and non-PEO NEOs is influenced to a large degree by changes in the price per share of our common stock, as well as the relative attainment of the performance metrics for PUs granted under the various EPEP awards.
	In 2025, CAP to our PEO and non-PEO NEOs increased primarily due to higher fair values at December 31, 2025 for unvested RSUs and PUs granted during the year. In addition, CAP increased due to higher fair values at December 31, 2025 than at December 31, 2024 for unvested RSUs and PUs granted in prior years. In 2024, CAP to our PEO and non-PEO NEOs decreased primarily due to lower fair values for RSUs and PUs that vested in early 2024, when the share price was lower compared to the share price at the end of 2023. This is in contrast to the elevated CAP to our PEO and non-PEO NEOs during 2022 and 2023, which was primarily driven by higher fair values for RSUs and PUs due to an increase in our share price, as well as an increase in the expected attainment of the underlying performance metrics associated with certain PU grants. The increase to TSR in 2025 compared to 2024, as well as 2024 compared to 2023, was primarily due to continued benefits received from government support programs, such as the Inflation Reduction Act of 2022; our backlog of future module sales, in particular those manufactured in the United States; and the expansion of our manufacturing capacity.
Compensation Actually Paid vs. Net Income
Exhibit #2: Relationship between CAP and Net Income or Loss. The following graph shows the relationship of CAP to our PEO and the average CAP to our non-PEO NEOs to our net income or loss for the years ended December 31, 2025, 2024, 2023, 2022, and 2021:

As discussed in Exhibit #1 above, the increased CAP to our PEO and non-PEO NEOs in 2025 was due primarily to higher fair values for unvested RSUs and PUs compared to their grant-date fair values for 2025 grants or their fair values at December 31, 2024 for prior year grants. Our executive compensation programs are designed to incentivize the achievement of performance objectives that align with our long-term strategic plans; such metrics include, among other factors, adjusted operating margin, Series 7 module production, and bookings backlog for future module deliveries. As net income is not currently a specific performance metric in our long-term incentive awards, it did not directly impact CAP during the periods shown in the graph above.

Compensation Actually Paid vs. Company Selected Measure
Exhibit #3: Relationship between CAP and Adjusted Operating Margin. The following graph shows the relationship of CAP to our PEO and the average CAP to our non-PEO NEOs to our adjusted operating margin for the years ended December 31, 2025, 2024, 2023, 2022, and 2021:

As discussed in Exhibit #1 above, the increased CAP to our PEO and non-PEO NEOs in 2025 was due primarily to higher fair values for unvested RSUs and PUs compared to their grant-date fair values for 2025 grants or their fair values at December 31, 2024 for prior year grants. Adjusted operating margin is based on the Company’s operating results for each period presented, which was consistent in 2025 and 2024. Although attainment of this metric in the current measurement period specified in the EPEP awards granted contributed slightly to the increased CAP in 2025, the fair value considerations discussed above, and the attainment of other metrics, such as booking backlog and Series 7 production for PUs granted in 2023, contributed more significantly to the increased CAP in 2025.

Total Shareholder Return Vs Peer Group
Exhibit #4: Relationship between TSR and Peer Group TSR. The following graph shows the relationship of the five-year cumulative TSR on our common stock relative to the TSR of the Invesco Solar ETF for the years ended December 31, 2025, 2024, 2023, 2022, and 2021:

	As illustrated above, our TSR increased in 2025 compared to 2024 with an increase of approximately 48%. Even though on a percentage basis the peer group’s TSR increased slightly more than First Solar’s, our TSR remained high relative to peers primarily due to continued benefits received from government incentive programs, such as the Inflation Reduction Act of 2022; our backlog of future module sales, in particular those manufactured in the United States; and the ongoing expansion of our manufacturing capacity.
Tabular List, Table
The following table sets forth the Company’s most important financial and non-financial performance measures used to link CAP to our NEOs to company performance for the year ended December 31, 2025. Our financial performance measures consist of measures that are determined and presented in accordance with the accounting principles used in the preparation of our consolidated financial statements or measures that are derived wholly or in part from such measures. Alternatively, performance measures may include non-financial measures to the extent these measures are considered to be among our most important performance measures. These performance measures are not ranked by relevant importance. The results of our company-selected financial performance measure, adjusted operating margin, are disclosed in the Pay Versus Performance Table above.

Description
Adjusted operating margin (1)
Competitiveness of new technology (2)
Bookings backlog for delivery (3)
Series 7 production (4)
CuRe production (5)
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(1)Adjusted operating margin is calculated in accordance with the approach taken for our 2025 Bonus Plan. See “Compensation Discussion and Analysis – 2025 Compensation Decisions.”

(2)Represents incremental average sales price attributed to new technology by 2026, which is a non-financial measure.

(3)Represents the total volume of modules expected to be sold in certain future periods, which is a non-financial measure.

(4)Represents Series 7 production in gigawatts (“GW”), for certain future periods, which is a non-financial measure.

(5)Represents CuRe production in GW, for certain future periods, which is a non-financial measure.

Total Shareholder Return Amount	$ 264	178	174	151	88
Peer Group Total Shareholder Return Amount	48	32	52	71	75
Net Income (Loss)	$ 1,528,229,000	$ 1,292,044,000	$ 830,777,000	$ (44,166,000)	$ 468,693,000
Company Selected Measure Amount	0.378	0.373	0.321	(0.036)	0.178
PEO Name	Mr. Widmar
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted operating margin (1)
Measure:: 2
Pay vs Performance Disclosure
Name	Competitiveness of new technology (2)
Measure:: 3
Pay vs Performance Disclosure
Name	Bookings backlog for delivery (3)
Measure:: 4
Pay vs Performance Disclosure
Name	Series 7 production (4)
Measure:: 5
Pay vs Performance Disclosure
Name	CuRe production (5)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,500,032)	$ (5,000,053)	$ (5,000,089)	$ (4,549,997)	$ (4,699,945)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,723,145	5,091,972	17,151,398	29,853,982	1,286,611
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,810,789	6,763,915	5,153,067	14,547,305	5,467,198
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,514,188	64,473	5,375,117	17,718,245	(2,117,060)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,601,832)	(1,736,416)	6,623,214	(2,411,568)	(2,063,527)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,500,069)	(1,387,482)	(2,000,079)	(999,985)	(1,118,754)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,254,270	1,477,664	3,944,070	6,704,338	463,185
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,986,524	1,900,925	2,061,158	3,307,026	1,293,237
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	639,693	(26,714)	1,013,061	3,856,455	(414,754)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (371,947)	$ (396,547)	$ 869,851	$ (459,143)	$ (415,298)